SUPPLEMENTARY BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Trade:
Open accounts	$ 1,241		$ 1,177
Less - allowance for doubtful accounts	0	[1]	(327)	[1]	(308)	(435)
Trade	$ 1,241		$ 850

[1]	The changes in allowance for doubtful accounts are composed as follows: Years ended December 31, 2013 2012 2011 U.S. dollars in thousands Balance at beginning of year $ 327 $ 308 $ 435 Increase (decrease) during the year - 66 (15) Bad debt written off (327) (47) (112) Balance at end of year $ - $ 327 $ 308